CONSOLIDATED INCOME STATEMENTS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net sales	R$ 89,452.7	R$ 79,736.9	R$ 79,708.8
Cost of sales	(43,615.1)	(39,291.6)	(40,422.1)
Gross profit	45,837.6	40,445.3	39,286.7
Distribution expenses	(11,557.1)	(10,750.6)	(11,395.3)
Commercial expenses	(8,634.2)	(7,412.5)	(7,337.4)
Administrative expenses	(6,201.1)	(5,273.7)	(5,236.8)
Other operating income/(expenses)	2,457.3	2,028.9	2,513.9
Exceptional items	(100.8)	(206.4)	(143.3)
Income from operations	21,801.7	18,831.0	17,687.8
Finance income	2,605.3	2,494.2	2,865.6
Finance expenses	(4,510.8)	(5,126.1)	(7,141.1)
Other net financial results	(412.8)	(977.9)	852.4
Net financial results (i)	(2,318.3)	(3,609.8)	(3,423.1)
Share of results of associates and joint ventures	3.9	(185.3)	(29.1)
Income before income tax	19,487.3	15,035.9	14,235.6
Income tax expenses	(4,640.4)	(75.5)	655.6
Net income	14,846.9	14,960.4	14,891.2
Attributable to:
Equity holders of Ambev	14,437.2	14,501.9	14,457.9
Non-controlling interest	R$ 409.7	R$ 458.5	R$ 433.3
Basic earnings per share – common – R$	R$ 0.9176	R$ 0.9211	R$ 0.9184
Diluted earnings per share – common – R$	R$ 0.9129	R$ 0.9156	R$ 0.9123